SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

July 20, 2021

VIA EDGAR

Ms. Deborah L. O’Neal

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 21 to the Registration Statement
on Form N-1A of BlackRock ETF Trust (the “Trust”) on behalf of its series, BlackRock
Future Climate and Sustainable Economy ETF

Dear Ms. O’Neal:

On behalf of the Trust, we herewith transmit for filing, under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), Post-Effective Amendment No. 21 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) on behalf of its series BlackRock Future Climate and Sustainable Economy ETF (the “Fund”).

The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and it is proposed that the Amendment become effective on July 20, 2021.

The Amendment is being filed for the purpose of (i) completing the information required to be provided in the Registration Statement and (ii) making certain other non-material changes which the Fund deemed appropriate.

The Amendment also includes interactive data format risk/return summary information in Inline XBRL that mirrors the risk/return summary information in the Amendment.

We have reviewed the Amendment and represent to the Securities and Exchange Commission that, to our knowledge, such Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

The Amendment also contains the Trust’s responses to the telephonic comments provided by Ms. Deborah L. O’Neal of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) on May 28, 2021 regarding the Trust’s Post-Effective Amendment No. 19 to

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

July 20, 2021

its Registration Statement filed with the Commission on April 15, 2021 pursuant to Rule 485(a) under the Securities Act. The Staff’s comments are described below and have been summarized to the best of our understanding. We have discussed the Staff’s comments with representatives of the Trust. The Trust’s responses to the Staff’s comments are set out immediately under the restated comment. Unless otherwise indicated, defined terms used herein have the meanings set forth in the Registration Statement.

General

Comment 1:    Since the Fund includes “Climate and Sustainable Economy” in its name, the Staff requests that the Fund consider adding an 80% investment policy in compliance with Rule 35d-1 under the 1940 Act (the “Names Rule”).

Response:    The Fund respectfully declines to add an 80% policy in relation to the use of “Climate and Sustainable Economy” in its name. The Names Rule requires a fund to adopt an 80% investment policy in certain circumstances, including instances where the fund’s name suggests it focuses its investments in a particular type of investment, a particular industry or a particular country or geographic area, or instances where the fund’s name suggests it is exempt from certain taxes. The Fund believes that the use of “Climate and Sustainable Economy” in its name does not fall into any of those categories, as the term “Climate and Sustainable Economy” does not suggest a focus on any particular type of investment, industry, country, geographic area or tax status. Rather, the term “Climate and Sustainable Economy” in the Fund’s name refers to the Fund’s investment strategies and process, pursuant to which the Fund’s investment adviser seeks to invest in securities furthering the transition to a lower carbon economy including themes such as sustainable energy, circular economy, future of transport and nutrition. The Fund believes this view is consistent with the adopting release for the Names Rule and the “Staff’s Frequently Asked Questions about Rule 35d-1” which clarify that the requirement to include an 80% investment policy does not apply to various terms in fund names that signify types of investment strategies as opposed to particular types of investments. In addition, the Fund is aware that the SEC has requested comments on the subject of the Names Rule, noting that industry practice is mixed as to whether environmental, social and/or governance (“ESG”) considerations are treated as an investment strategy and exempt from the Names Rule or treated as a type of investment and subject to the Names Rule.1

[1]	SEC, Request for Comments on Fund Names, Release No. IC–33809 (Mar. 6, 2020),
https://www.sec.gov/rules/other/2020/ic-33809.pdf.

July 20, 2021

Prospectus: Fees and Expenses

Comment 2:    Please provide the Staff with the completed fee table and expense example at least one week before effectiveness of the Registration Statement.

Response: The completed fee table and expense example were provided supplementally to the Staff on July 14, 2021.

Prospectus:    Principal Investment Strategies

Comment 3:    The Fund’s principal investment strategies include reference to a “circular economy.” Consider clarifying in the disclosure the meaning of a “circular economy.”

Response:    In response to the Staff’s comment, the Fund has amended its disclosure in the section of the prospectus entitled “More Information About the Fund—Additional Information on Principal Investment Strategies” to add the following:

“The “circular economy” concept recognizes the importance of a sustainable economic system and aims to minimize waste by considering the full life-cycle of materials, and redesigning products and operations to encourage greater re-use and recycling.”

Comment 4:    The Fund’s principal investment strategies state: “BlackRock will evaluate certain environmental criteria of securities, including metrics related to carbon intensity and carbon emissions generated by the companies that issued those securities, utilizing proprietary BlackRock research.” Please consider adding further discussion of what those metrics are. Please also consider adding a discussion of the due diligence practices the investment adviser follows when it applies those metrics to particular issuers including, as applicable, the level of the investment adviser’s engagement with individual issuers and the use of data from third-party service providers to conduct screening.

Response:    To clarify its due diligence practices, the Fund has amended its disclosure in the section of the prospectus entitled “More Information About the Funds—Investment Process” as follows:

“BFA seeks to utilize exclusionary screens in determining the investment universe and to incorporate investment insights related to environmental, social and governance (“ESG”) characteristics in the portfolio construction process.

July 20, 2021

To determine the Fund’s investable universe, BFA will first seek to screen out certain companies based on certain ESG criteria determined by BFA. Such screening criteria includes certain companies with exposure to controversial weapons, civilian firearms, tobacco and fossil fuels beyond specified thresholds, as determined by BFA. To identify screened companies, Fund management may use information that may be sourced from public disclosures, company websites, academic institutions, government agencies, the media and third-party service providers. Fund management adheres to a standard research and review process to assess any external information which may be utilized in the investment process.”

Comment 5:    Please consider adding disclosure in the principal strategies to clarify that not every single portfolio security will meet a prescribed environmental assessment standard or score.

Response:    The Fund currently discloses in its principal investments strategies that: “[w]hile the Fund intends for its environmental assessment at the aggregate portfolio level to exceed the Underlying Index, individual portfolio securities will not have to meet a prescribed standard.” The Fund submits that this language is sufficient to notify investors that not every single portfolio security will meet a prescribed environmental assessment standard or score.

Comment 6:    The Fund’s principal investment strategies include reference to a “sub-2°C scenario.” Consider explaining what “sub-2°C scenario” means in the principal investment strategies.

Response:    In response to the Staff’s comment, the Fund has amended its disclosure in the section of the prospectus entitled “More Information About the Fund—Additional Information on Principal Investment Strategies” to add the following:

“Generally, the global community has accepted a limitation of 2°C temperature growth above pre-industrial levels to avoid significant and potentially catastrophic changes to the planet. Under the sub-2°C scenario, companies have acknowledged that action is needed to combat climate change, and in response are increasingly recording and disclosing their carbon emissions under growing recommendations and regulation in order to keep global temperature growth below 2°C.”

Comment 7:    The Fund’s principal investment strategies state that the Fund will “engage with the companies that account for 65% of greenhouse gas emissions in the portfolio each year.” Please explain how the Fund will engage with those companies.

July 20, 2021

Response:    It is standard practice for portfolio management to meet with company management of the portfolio securities to discuss a variety of matters, including a discussion of the activities of those companies. It is through those discussions that the Fund intends to engage with those companies.

Comment 8:    The Fund’s principal investment strategies state that the Fund will “issue a yearly report that is made public on the Fund’s progress in lowering greenhouse gas emissions/climate-positive investments over the previous year.” Please clarify if this yearly report is intended to cause the portfolio companies to alter their activities or if it is intended to alter the portfolio company selection process.

Response:    The Fund notes that the yearly report is intended to give investors more detail about the Fund’s portfolio securities and investment activities over the past year. The yearly report will be backward looking and is not intended to alter the activities or portfolio company selection process of the Fund.

Comment 9:    The Fund’s principal investment strategies state that: “[w]hile the Fund does not currently intend to invest in certain higher emissions sectors, the higher emission sectors subject to specific alignment targets include oil & gas, utilities, transportation and steel manufacturing.” Please consider clarifying this disclosure.

Response:     In response to the Staff’s comment, the Fund has amended that sentence to read as follows:

“While the Fund does not currently intend to invest in certain higher emissions sectors such as oil & gas, utilities, transportation and steel manufacturing, these sectors would also be subject to specific alignment targets which the Fund would follow if it invested in these sectors in the future.”

Comment 10:    The Fund’s principal investment strategies state that: “[t]he Fund will also include sector specific alignment targets for select sectors.” Please consider amending this disclosure to specify those sectors and targets.

Response:     The Fund respectfully declines to amend its disclosure to specify those sectors and targets since it anticipates that those sectors and targets are likely to change over time.

Comment 11:    The Fund’s principal investment strategies disclose that the Fund “intends for its portfolio of securities to be aligned with the goals of the United Nations-convened Net-Zero

July 20, 2021

Asset Owner Alliance” and that the Fund “will not invest in companies which violate the United Nations Global Compact.” Please consider clarifying whether the Fund intends to meet one or both of these standards.

Response:    The Fund intends to meet both these standards and does not believe any new disclosure is needed. As noted in the disclosure, the Fund will not invest in companies which violate the United Nations Global Compact. Investment in companies which violate the United Nations Global Compact would not align with the goals of the United Nations-convened Net-Zero Asset Owner Alliance. These two standards are not mutually exclusive.

Comment 12:    The Fund’s principal investment strategies mention both an ESG score and an environmental assessment. Please clarify the relationship between these two concepts.

Response:    These are two separate metrics that the Fund employs when evaluating portfolio securities. The ESG score is a third party metric that encompasses environmental, social and governance metrics, while the environmental assessment is focused solely on environmental considerations.

Prospectus: Principal Risks

Comment 13:    The Staff notes that the risk factors are in alphabetical order. Please change the order of the risk factors so that the most prominent or significant risks of investing in the Fund are listed toward the beginning of the risk factors. Please refer to ADI 2019-08.

Response:    The Fund has reviewed the risk disclosure and respectfully submits that the current order of the risk factors is appropriate. The Fund also notes that it has included the following disclosure to the sections entitled “Fund Overview—Summary of Principal Risks” and “A Further Discussion of Principal Risks”:

“The order of the below risk factors does not indicate the significance of any particular risk factor.”

Comment 14:    The Staff notes that the Fund includes risk factors related to “Real Estate Investment Risk” and “Master Limited Partnerships Risk.” The Staff requests that the Fund confirm whether these are principal investment risks of the Fund and consider whether revisions to the principal strategies are needed related to these risks.

Response:    The Fund’s principal strategies state that the Fund may invest in equity securities, which include REITs and MLPs, and believes that corresponding risk factors related to those securities types are appropriate to include as principal risks.

July 20, 2021

Prospectus: Management

Comment 15:    The Fund discloses that a discussion regarding the basis of the Board of Trustees’ approval of the investment advisory agreement “will be available in the Fund’s first shareholder report following the commencement of operations.” Please specify the period covered by the relevant shareholder report in accordance with Item 10(a)(1)(iii) of Form N-1A

Response:    The Fund has made the requested change.

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Please do not hesitate to contact me at (212) 839-8615 if you have comments or if you require additional information regarding the Trust’s Registration Statement.

Respectfully submitted,

/s/ Jesse C. Kean
Jesse C. Kean

cc:	Janey Ahn

Dean Caruvana

John A. MacKinnon